Schedule of Investments (unaudited) July 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Azerbaijan — 0.5%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	$58,095	$68,056,114

Bahrain — 0.1%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(b)	18,150	20,160,113

Chile — 1.1%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(b)	46,585	48,477,516
4.38%, 02/05/49(b)	41,536	44,599,280
4.50%, 09/16/25(b)	31,622	34,290,106
4.50%, 08/01/47 (Call 02/01/47)(b)	35,627	38,833,430

		166,200,332

China — 2.7%
Amber Circle Funding Ltd., 3.25%, 12/04/22(b)	13,173	13,370,595
China Development Bank, 2.63%, 01/24/22(b)	20,098	20,204,771
China Development Bank Corp./Hong Kong, 3.17%, 03/06/22, (3 mo. LIBOR US + 0.700%)(b)(c)	20,830	20,850,445
China Minmetals Corp., 3.75%, (Call 11/13/22)(b)(d)(e)	13,965	13,886,447
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(b)	20,557	20,685,687
4.13%, 07/19/27(b)	12,350	12,847,859
4.63%, 03/14/23(b)	18,210	19,018,069
5.13%, 03/14/28(b)	21,971	24,425,216
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	16,477	17,573,750
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22(b)	20,710	21,383,075
4.88%, 05/17/42(b)	12,869	15,104,989
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	19,046	20,244,827
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	15,989	17,148,202
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	20,525	20,948,328
Sinopec Group Overseas Development 2016 Ltd., 2.00%, 09/29/21(b)	13,873	13,682,246
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(b)	16,126	16,060,488
3.00%, 04/12/22(b)	17,599	17,774,990
3.63%, 04/12/27(b)	14,169	14,716,218
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	13,102	13,306,719
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	19,294	20,499,875
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(b)	18,027	18,038,267
3.50%, 05/04/27(b)	29,467	30,566,865
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	12,776	12,907,752

		415,245,680

Indonesia — 1.2%
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/21(b)	10,313	10,822,204
5.71%, 11/15/23(b)	11,767	12,949,291
6.53%, 11/15/28(b)	8,127	9,762,559
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	10,812	11,342,464

Security	Par (000)	Value

Indonesia (continued)
Pertamina Persero PT
4.30%, 05/20/23(b)	$9,881	$10,368,874
4.88%, 05/03/22(b)	14,653	15,468,073
5.63%, 05/20/43(b)	16,389	18,412,017
6.00%, 05/03/42(b)	10,054	11,756,896
6.45%, 05/30/44(b)	15,465	19,195,931
Perusahaan Listrik Negara PT
4.13%, 05/15/27(b)	14,698	15,285,920
5.25%, 10/24/42(b)	9,893	10,625,700
5.45%, 05/21/28(b)	10,176	11,543,083
5.50%, 11/22/21(b)	8,551	9,072,077
6.15%, 05/21/48(b)	9,492	11,520,915

		178,126,004

Kazakhstan — 1.5%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(b)	29,915	30,632,960
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(b)	30,567	39,125,760
KazMunayGas National Co. JSC
4.75%, 04/19/27(b)	29,944	32,369,464
5.38%, 04/24/30(b)	33,235	37,243,972
5.75%, 04/19/47(b)	36,281	41,541,745
6.38%, 10/24/48(b)	42,303	51,186,630

		232,100,531

Malaysia — 0.9%
Petronas Capital Ltd.
3.50%, 03/18/25(b)	43,733	45,772,821
4.50%, 03/18/45(b)	43,566	51,067,520
7.88%, 05/22/22(b)	29,985	34,239,060

		131,079,401

Mexico — 2.6%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(b)	8,318	8,557,143
Comision Federal de Electricidad
3.49%, 01/15/24(b)	12,055	12,586,173
4.75%, 02/23/27(b)	7,346	7,559,493
4.88%, 01/15/24(b)	130	135,728
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(b)	17,734	17,618,729
Petroleos Mexicanos
3.50%, 01/30/23	16,735	15,948,622
4.25%, 01/15/25	8,224	7,664,768
4.50%, 01/23/26	12,211	11,185,276
4.63%, 09/21/23	16,106	15,827,165
4.88%, 01/24/22	16,062	16,187,284
4.88%, 01/18/24	12,573	12,345,429
5.35%, 02/12/28	20,372	18,772,798
5.38%, 03/13/22	9,882	10,009,231
5.50%, 06/27/44	14,292	11,630,115
5.63%, 01/23/46	16,472	13,434,975
6.10%, 03/11/22, (3 mo. LIBOR US + 3.650%)(c)	9,230	9,319,808
6.35%, 02/12/48	27,198	23,866,245
6.38%, 01/23/45	24,077	21,139,606
6.50%, 03/13/27	43,717	43,476,119
6.50%, 01/23/29	15,311	14,938,751
6.50%, 06/02/41	24,475	21,880,161
6.63%, 06/15/35	22,570	21,176,303
6.75%, 09/21/47	46,547	42,205,040
6.88%, 08/04/26	23,430	23,883,370

		401,348,332

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oman — 0.1%
Lamar Funding Ltd., 3.96%, 05/07/25(b)	$21,335	$19,641,534

Peru — 0.4%
Petroleos del Peru SA
4.75%, 06/19/32(b)	27,924	30,130,275
5.63%, 06/19/47(b)	30,446	34,632,325

		64,762,600

Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(b)	21,421	26,495,100

Russia — 0.3%
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(b)	13,368	14,504,280
6.03%, 07/05/22(b)	12,271	13,145,309
6.80%, 11/22/25(b)	15,312	17,513,100

		45,162,689

Saudi Arabia — 0.6%
Saudi Arabian Oil Co.
2.75%, 04/16/22(b)(f)	16,400	16,539,400
2.88%, 04/16/24(b)	10,100	10,186,204
3.50%, 04/16/29(b)	17,350	17,760,154
4.25%, 04/16/39(b)(f)	20,545	21,261,507
4.38%, 04/16/49 (b)(f)	29,775	30,731,521

		96,478,786

South Africa — 0.7%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(b)	22,584	24,211,742
6.75%, 08/06/23(b)	23,381	24,036,837
7.13%, 02/11/25(b)	28,872	30,012,444
Transnet SOC Ltd., 4.00%, 07/26/22(b)	21,937	21,978,132

		100,239,155

United Arab Emirates — 0.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	39,124	44,112,310

Venezuela — 0.2%
Petroleos de Venezuela SA
5.38%, 04/12/27(b)(g)	24,185	3,385,900
5.50%, 04/12/37(b)(g)	22,444	3,142,188
6.00%, 05/16/24(b)(g)	70,800	9,912,027
6.00%, 11/15/26(b)(g)	58,476	8,186,637
9.00%, 11/17/21(b)(g)	28,268	3,957,527
9.75%, 05/17/35(b)(g)	40,301	5,642,175
12.75%, 02/17/22(b)(g)	17,611	2,465,442

		36,691,896

Total Corporate Bonds & Notes — 13.4% (Cost: $2,045,888,188)		2,045,900,577

Foreign Government Obligations(a)

Angola — 1.1%
Angolan Government International Bond
8.25%, 05/09/28(b)	51,817	55,330,840
9.38%, 05/08/48(b)	51,801	57,126,790
9.50%, 11/12/25(b)	41,999	48,561,344

		161,018,974

Security	Par (000)	Value

Argentina — 2.7%
Argentine Republic Government International Bond
3.75%, 12/31/38(h)	$66,351	$39,893,743
4.63%, 01/11/23	22,068	18,475,054
5.63%, 01/26/22	39,882	34,497,930
5.88%, 01/11/28	52,962	41,922,733
6.63%, 07/06/28	11,229	9,042,854
6.88%, 01/26/27	46,071	38,066,164
6.88%, 01/11/48	36,982	28,071,649
7.13%, 07/06/36	22,311	17,569,912
7.13%, 06/28/17	33,799	25,951,295
7.50%, 04/22/26	79,708	68,474,154
7.63%, 04/22/46	32,418	26,076,229
8.28%, 12/31/33	74,503	63,891,476

		411,933,193

Azerbaijan — 0.7%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(b)	32,358	31,013,121
4.75%, 03/18/24(b)	35,768	38,146,572
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	28,657	29,955,520

		99,115,213

Bahrain — 1.5%
Bahrain Government International Bond
6.00%, 09/19/44(b)	25,950	25,576,969
6.13%, 07/05/22(b)	29,600	31,524,000
6.13%, 08/01/23(b)	26,951	29,039,702
6.75%, 09/20/29(b)	27,863	30,997,587
7.00%, 01/26/26(b)	19,305	21,742,256
7.00%, 10/12/28(b)	39,760	45,040,625
CBB International Sukuk Co. 5 Spc, 5.62%, 02/12/24(b)	23,750	25,323,438
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(b)	21,700	24,738,000

		233,982,577

Bolivia — 0.2%
Bolivian Government International Bond, 4.50%, 03/20/28(b)	29,653	28,911,675

Brazil — 3.4%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	23,606	25,729,655
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(b)	17,022	18,069,598
Brazilian Government International Bond
2.63%, 01/05/23	32,807	32,683,974
4.25%, 01/07/25	66,807	70,544,017
4.50%, 05/30/29 (Call 02/28/29)	22,851	23,800,745
4.63%, 01/13/28 (Call 10/13/27)	48,709	51,722,869
5.00%, 01/27/45	54,456	56,378,978
5.63%, 01/07/41	40,114	44,789,788
5.63%, 02/21/47	46,413	51,706,983
6.00%, 04/07/26	34,745	40,108,759
7.13%, 01/20/37	32,690	41,894,278
8.25%, 01/20/34	25,908	35,761,136
8.88%, 04/15/24	14,528	18,473,260

		511,664,040

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile — 0.9%
Chile Government International Bond
3.24%, 02/06/28 (Call 11/06/27)	$59,605	$62,473,491
3.50%, 01/25/50 (Call 07/25/49)	21,900	22,261,350
3.86%, 06/21/47	46,008	49,961,812

		134,696,653

China — 0.7%
China Government International Bond
2.13%, 11/02/22(b)	10,560	10,524,478
2.63%, 11/02/27(b)	12,836	13,036,563
3.25%, 10/19/23(b)	19,599	20,399,266
3.50%, 10/19/28(b)	11,662	12,678,781
Export-Import Bank of China (The)
2.63%, 03/14/22(b)	13,141	13,171,554
2.88%, 04/26/26(b)	13,369	13,369,000
3.63%, 07/31/24(b)	19,929	20,800,894

		103,980,536

Colombia — 3.2%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	19,469	19,469,000
3.88%, 04/25/27 (Call 01/25/27)	44,400	46,331,400
4.00%, 02/26/24 (Call 11/26/23)	37,535	39,421,134
4.50%, 01/28/26 (Call 10/28/25)	28,094	30,327,473
4.50%, 03/15/29 (Call 12/15/28)	38,883	42,443,225
5.00%, 06/15/45 (Call 12/15/44)	83,557	92,748,270
5.20%, 05/15/49 (Call 11/15/48)	28,786	33,130,887
5.63%, 02/26/44 (Call 08/26/43)	47,325	56,627,320
6.13%, 01/18/41	47,934	59,947,459
7.38%, 09/18/37	32,587	44,959,876
8.13%, 05/21/24	18,776	23,153,155

		488,559,199

Costa Rica — 0.6%
Costa Rica Government International Bond
4.25%, 01/26/23(b)	29,425	29,112,359
7.00%, 04/04/44(b)	27,958	28,595,792
7.16%, 03/12/45(b)	29,660	30,827,863

		88,536,014

Croatia — 0.7%
Croatia Government International Bond
5.50%, 04/04/23(b)	44,328	48,788,505
6.00%, 01/26/24(b)	50,460	57,571,706

		106,360,211

Dominican Republic — 2.7%
Dominican Republic International Bond
5.50%, 01/27/25(b)	42,604	45,386,574
5.88%, 04/18/24(b)	30,098	32,261,294
5.95%, 01/25/27(b)	49,630	54,081,191
6.00%, 07/19/28(b)	36,791	40,251,653
6.40%, 06/05/49(f)	44,419	47,500,568
6.50%, 02/15/48(b)	27,887	30,065,672
6.85%, 01/27/45(b)	58,404	65,175,214
6.88%, 01/29/26(b)	43,817	49,841,837
7.45%, 04/30/44(b)	43,458	51,389,085

		415,953,088

Ecuador — 2.8%
Ecuador Government International Bond
7.88%, 01/23/28(b)	73,964	72,045,559
7.95%, 06/20/24(b)	49,319	50,983,516
8.75%, 06/02/23(b)	27,246	29,221,335

Security	Par (000)	Value

Ecuador (continued)
8.88%, 10/23/27(b)	$60,436	$62,309,516
9.63%, 06/02/27(b)	26,538	28,196,625
9.65%, 12/13/26(b)	42,332	45,427,527
10.75%, 03/28/22(b)	69,824	77,155,520
10.75%, 01/31/29(b)	49,009	54,508,450

		419,848,048

Egypt — 2.8%
Egypt Government International Bond
5.58%, 02/21/23(b)	31,611	32,796,413
5.88%, 06/11/25(b)	38,143	39,621,041
6.13%, 01/31/22(b)	61,611	64,537,522
6.59%, 02/21/28(b)	31,237	32,135,064
7.50%, 01/31/27(b)	49,823	54,431,627
7.60%, 03/01/29(b)	41,842	44,823,243
7.90%, 02/21/48(b)	39,710	41,199,125
8.50%, 01/31/47(b)	62,301	68,063,842
8.70%, 03/01/49(b)	38,572	42,139,910

		419,747,787

El Salvador — 0.3%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(f)	6,725	6,837,240
7.65%, 06/15/35(b)	30,010	32,626,497

		39,463,737

Ethiopia — 0.2%
Ethiopia International Bond, 6.63%, 12/11/24(b)	30,144	31,340,340

Gabon — 0.3%
Gabon Government International Bond, 6.38%, 12/12/24(b)	43,015	42,665,160

Ghana — 1.0%
Ghana Government International Bond
7.63%, 05/16/29(b)	29,323	29,927,787
8.13%, 01/18/26(b)	29,186	31,493,518
8.13%, 03/26/32(b)	34,792	35,389,987
8.63%, 06/16/49(b)	28,433	28,868,380
8.95%, 03/26/51(b)	30,344	31,377,593

		157,057,265

Hungary — 1.6%
Hungary Government International Bond
5.38%, 02/21/23	56,034	61,497,315
5.38%, 03/25/24	58,706	65,732,374
5.75%, 11/22/23	57,360	64,763,025
7.63%, 03/29/41	36,564	57,976,793

		249,969,507

India — 0.4%
Export-Import Bank of India
3.38%, 08/05/26(b)	28,233	28,457,808
3.88%, 02/01/28(b)	27,679	28,786,160

		57,243,968

Indonesia — 3.5%
Indonesia Government International Bond
2.95%, 01/11/23	10,524	10,602,930
3.38%, 04/15/23(b)	12,377	12,651,615
3.50%, 01/11/28	11,660	11,951,500
3.75%, 04/25/22(b)	20,013	20,600,882
3.85%, 07/18/27(b)	9,580	10,035,050
4.10%, 04/24/28	9,191	9,837,242
4.13%, 01/15/25(b)	18,774	19,888,706

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
4.35%, 01/08/27(b)	$11,270	$12,175,122
4.35%, 01/11/48	17,101	17,956,050
4.63%, 04/15/43(b)	14,075	15,152,617
4.75%, 01/08/26(b)	20,693	22,710,568
4.75%, 02/11/29	12,263	13,811,204
4.75%, 07/18/47(b)	9,917	10,874,610
5.13%, 01/15/45(b)	17,676	20,277,686
5.25%, 01/17/42(b)	20,936	24,279,217
5.25%, 01/08/47(b)	13,985	16,353,709
5.35%, 02/11/49	9,557	11,531,118
5.38%, 10/17/23(b)	11,080	12,253,788
5.88%, 01/15/24(b)	19,882	22,441,808
5.95%, 01/08/46(b)	11,828	15,021,560
6.63%, 02/17/37(b)	14,668	19,283,836
6.75%, 01/15/44(b)	17,922	24,709,957
7.75%, 01/17/38(b)	18,274	26,611,512
8.50%, 10/12/35(b)	14,788	22,422,305
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/22(b)	8,931	9,067,756
3.40%, 03/29/22(b)	11,305	11,488,706
3.75%, 03/01/23(b)	10,474	10,827,498
4.15%, 03/29/27(b)	18,571	19,667,850
4.33%, 05/28/25(b)	17,444	18,556,055
4.35%, 09/10/24(b)	13,335	14,182,306
4.40%, 03/01/28(b)	15,698	16,939,123
4.45%, 02/20/29(b)	13,476	14,617,249
4.55%, 03/29/26(b)	17,034	18,354,135

		537,135,270

Iraq — 0.7%
Iraq International Bond
5.80%, 01/15/28 (Call 09/15/19)(b)	78,678	78,112,502
6.75%, 03/09/23(b)	27,606	28,572,210

		106,684,712

Ivory Coast — 0.7%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 12/30/19)(b)(h)	49,368	48,334,358
6.13%, 06/15/33(b)	37,781	35,667,625
6.38%, 03/03/28(b)	28,915	29,023,431

		113,025,414

Jamaica — 1.0%
Jamaica Government International Bond
6.75%, 04/28/28	53,637	62,252,443
7.88%, 07/28/45	28,746	36,498,437
8.00%, 03/15/39	36,633	46,626,940

		145,377,820

Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(b)	26,877	27,515,329
6.13%, 01/29/26(b)	30,338	31,930,745
7.38%, 10/10/47(b)	29,651	31,448,592

		90,894,666

Kazakhstan — 1.4%
Kazakhstan Government International Bond
3.88%, 10/14/24(b)	42,685	45,182,072
4.88%, 10/14/44(b)	28,125	32,554,688
5.13%, 07/21/25(b)	70,670	79,574,420
6.50%, 07/21/45(b)	41,424	57,579,360

		214,890,540

Security	Par (000)	Value

Kenya — 1.1%
Kenya Government International Bond
6.88%, 06/24/24(b)	$58,652	$63,050,900
7.25%, 02/28/28(b)	28,243	29,513,935
8.00%, 05/22/32(f)	32,015	33,935,900
8.00%, 05/22/32(b)	3,600	3,816,000
8.25%, 02/28/48(b)	29,551	30,843,856

		161,160,591

Kuwait — 0.6%
Kuwait International Government Bond, 3.50%, 03/20/27(b)	91,210	97,024,638

Lebanon — 1.3%
Lebanon Government International Bond
6.00%, 01/27/23(b)	31,786	26,312,848
6.10%, 10/04/22(b)	45,070	38,055,981
6.60%, 11/27/26(b)	47,314	36,801,421
6.65%, 02/26/30(b)	41,456	31,208,595
6.75%, 11/29/27(b)	28,725	22,037,461
6.85%, 03/23/27(b)	36,041	28,089,454
7.00%, 03/23/32(b)	28,824	22,212,495

		204,718,255

Lithuania — 0.3%
Lithuania Government International Bond, 6.63%, 02/01/22(b)	42,918	47,257,044

Malaysia — 0.9%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	87,200	84,393,250
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(b)	28,910	29,659,853
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(b)	27,904	28,697,520

		142,750,623

Mexico — 2.4%
Mexico Government International Bond
3.60%, 01/30/25	19,702	20,184,699
3.63%, 03/15/22	17,338	17,841,886
3.75%, 01/11/28	18,354	18,565,071
4.00%, 10/02/23	26,358	27,659,426
4.13%, 01/21/26	21,543	22,523,207
4.15%, 03/28/27	25,195	26,227,995
4.35%, 01/15/47	15,052	14,750,960
4.50%, 04/22/29	17,073	18,182,745
4.50%, 01/31/50 (Call 07/31/49)	8,200	8,130,300
4.60%, 01/23/46	21,763	22,041,838
4.60%, 02/10/48	19,642	19,985,735
4.75%, 03/08/44	35,914	37,204,659
5.55%, 01/21/45	24,547	28,436,165
5.75%, 10/12/10	21,324	23,229,832
6.05%, 01/11/40	25,962	31,193,343
6.75%, 09/27/34	14,216	18,263,118
8.30%, 08/15/31	9,679	13,641,341

		368,062,320

Mongolia — 0.2%
Mongolia Government International Bond, 5.13%, 12/05/22(b)	28,296	28,561,275

Morocco — 0.3%
Morocco Government International Bond, 4.25%, 12/11/22(b)	44,649	46,546,583

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nigeria — 1.8%
Nigeria Government International Bond
6.50%, 11/28/27(b)	$44,724	$45,828,124
7.14%, 02/23/30(b)	37,640	38,863,300
7.63%, 11/21/25(b)	32,134	35,769,159
7.63%, 11/28/47(b)	43,595	43,840,222
7.70%, 02/23/38(b)	36,912	38,134,710
7.88%, 02/16/32(b)	43,691	46,421,687
8.75%, 01/21/31(b)	27,725	31,337,914

		280,195,116

Oman — 2.5%
Oman Government International Bond
3.88%, 03/08/22(b)	22,073	21,962,635
4.13%, 01/17/23(b)	27,771	27,701,573
4.75%, 06/15/26(b)	55,505	53,423,562
5.38%, 03/08/27(b)	43,642	42,769,160
5.63%, 01/17/28(b)	54,874	54,256,667
6.00%, 08/01/29(f)	7,675	7,694,188
6.50%, 03/08/47(b)	45,701	42,316,270
6.75%, 01/17/48(b)	60,750	57,256,875
Oman Sovereign Sukuk SAOC
4.40%, 06/01/24(b)	43,248	42,869,580
5.93%, 10/31/25(b)	32,739	34,212,255

		384,462,765

Pakistan — 0.9%
Pakistan Government International Bond
6.88%, 12/05/27(b)	43,626	45,316,507
8.25%, 04/15/24(b)	30,445	33,965,203
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21(b)	25,815	26,186,091
5.63%, 12/05/22(b)	29,116	29,661,925

		135,129,726

Panama — 1.9%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	5,050	5,090,400
3.75%, 03/16/25 (Call 12/16/24)	34,536	36,413,895
3.88%, 03/17/28 (Call 12/17/27)	35,562	38,040,227
4.00%, 09/22/24 (Call 06/24/24)	37,738	40,049,452
4.50%, 05/15/47 (Call 11/15/46)	33,029	37,229,876
4.50%, 04/16/50 (Call 10/16/49)	51,129	57,344,369
6.70%, 01/26/36	59,508	81,897,885

		296,066,104

Paraguay — 0.2%
Paraguay Government International Bond, 6.10%, 08/11/44(b)	29,663	35,808,803

Peru — 2.4%
Peruvian Government International Bond
4.13%, 08/25/27	37,878	42,151,112
5.63%, 11/18/50	73,493	102,132,303
6.55%, 03/14/37	33,127	47,123,158
7.35%, 07/21/25	52,581	67,090,070
8.75%, 11/21/33	63,490	103,726,787

		362,223,430

Philippines — 3.3%
Philippine Government International Bond
3.00%, 02/01/28	37,923	38,965,882
3.70%, 03/01/41	36,179	39,536,863
3.70%, 02/02/42	39,471	43,270,084
3.75%, 01/14/29	29,412	32,261,288

Security	Par (000)	Value

Philippines (continued)
3.95%, 01/20/40	$36,911	$41,432,597
4.20%, 01/21/24	27,651	29,742,107
5.00%, 01/13/37	24,595	30,943,584
5.50%, 03/30/26	17,845	21,034,794
6.38%, 01/15/32	19,432	26,299,998
6.38%, 10/23/34	36,689	51,479,253
7.75%, 01/14/31	32,891	48,606,731
9.50%, 02/02/30	37,301	59,973,014
10.63%, 03/16/25	28,561	40,949,334

		504,495,529

Poland — 1.8%
Republic of Poland Government International Bond
3.00%, 03/17/23	58,796	60,302,648
3.25%, 04/06/26	51,193	53,818,689
4.00%, 01/22/24	57,066	61,235,242
5.00%, 03/23/22	86,278	92,667,964

		268,024,543

Qatar — 2.8%
Qatar Government International Bond
3.25%, 06/02/26(b)	39,250	40,662,608
3.38%, 03/14/24(b)	28,735	29,875,420
3.88%, 04/23/23(b)	35,870	37,753,175
4.00%, 03/14/29(b)	48,625	53,031,641
4.50%, 04/23/28(b)	33,000	37,207,500
4.63%, 06/02/46(b)	23,760	27,554,175
4.82%, 03/14/49(b)	66,550	76,948,437
5.10%, 04/23/48(b)	69,067	83,160,985
5.75%, 01/20/42(b)	8,689	11,488,487
6.40%, 01/20/40(b)	7,110	10,002,881
9.75%, 06/15/30(b)	7,489	12,160,264
SoQ Sukuk A QSC, 3.24%, 01/18/23(b)	14,090	14,491,565

		434,337,138

Romania — 1.4%
Romanian Government International Bond
4.38%, 08/22/23(b)	45,250	47,922,578
4.88%, 01/22/24(b)	28,750	31,005,078
5.13%, 06/15/48(b)	34,768	38,538,155
6.13%, 01/22/44(b)	28,006	35,506,357
6.75%, 02/07/22(b)	57,853	63,475,589

		216,447,757

Russia — 3.4%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27(b)	31,600	32,974,600
4.38%, 03/21/29(b)	26,400	27,588,000
4.50%, 04/04/22(b)	27,800	28,995,400
4.75%, 05/27/26(b)	43,200	46,440,000
4.88%, 09/16/23(b)	40,800	43,819,200
5.10%, 03/28/35(b)	43,000	46,676,500
5.25%, 06/23/47(b)	94,000	105,632,500
5.63%, 04/04/42(b)	44,800	52,953,600
5.88%, 09/16/43(b)	22,600	27,639,800
7.50%, 03/31/30(b)(h)	45,658	51,493,116
12.75%, 06/24/28(b)	34,883	57,591,833

		521,804,549

Saudi Arabia — 2.8%
KSA Sukuk Ltd.
2.89%, 04/20/22(b)	34,250	34,746,625
3.63%, 04/20/27(b)	30,430	31,875,425
4.30%, 01/19/29(b)	13,800	15,131,700

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
Saudi Government International Bond
2.88%, 03/04/23(b)	$23,220	$23,556,690
3.25%, 10/26/26(b)	43,720	45,140,900
3.63%, 03/04/28(b)	34,850	36,400,825
4.00%, 04/17/25(b)	36,899	39,463,480
4.38%, 04/16/29(b)	33,055	36,476,193
4.50%, 04/17/30(b)	24,100	26,835,350
4.50%, 10/26/46(b)	41,210	43,620,785
4.63%, 10/04/47(b)	29,800	31,967,950
5.00%, 04/17/49(b)	24,800	28,197,600
5.25%, 01/16/50(b)	32,741	38,450,212

		431,863,735

Senegal — 0.4%
Senegal Government International Bond
6.25%, 05/23/33(b)	31,131	30,868,332
6.75%, 03/13/48(b)	30,777	29,613,245

		60,481,577

Serbia — 0.3%
Serbia International Bond, 7.25%, 09/28/21(b)	43,269	47,163,210

Slovakia — 0.3%
Slovakia Government International Bond, 4.38%, 05/21/22(b)	43,558	45,953,690

South Africa — 2.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28	45,085	43,633,827
4.67%, 01/17/24	33,788	34,928,345
4.85%, 09/27/27	21,746	21,956,664
4.88%, 04/14/26	27,148	27,801,249
5.00%, 10/12/46	21,497	20,341,536
5.38%, 07/24/44	23,966	23,449,233
5.65%, 09/27/47	32,687	32,840,220
5.88%, 05/30/22	23,544	25,103,790
5.88%, 09/16/25	45,393	49,223,035
5.88%, 06/22/30	33,314	35,479,410

		314,757,309

Sri Lanka — 2.2%
Sri Lanka Government International Bond
5.75%, 04/18/23(b)	39,646	39,695,557
5.88%, 07/25/22(b)	31,403	31,628,709
6.20%, 05/11/27(b)	45,745	44,201,106
6.75%, 04/18/28(b)	38,357	37,589,860
6.83%, 07/18/26(b)	29,711	30,138,096
6.85%, 03/14/24(b)	29,161	29,999,379
6.85%, 11/03/25(b)	46,607	47,451,752
7.55%, 03/28/30(f)	21,525	21,955,500
7.85%, 03/14/29(b)	47,231	49,164,519

		331,824,478

Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)	28,927	28,990,278

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	31,055	28,958,788

Security	Par (000)	Value

Turkey — 3.6%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(b)	$9,313	$8,731,870
5.00%, 04/06/23(b)	14,495	14,186,981
5.80%, 02/21/22(b)	20,167	20,368,670
Turkey Government International Bond
3.25%, 03/23/23	13,903	12,877,654
4.25%, 04/14/26	16,174	14,415,077
4.88%, 10/09/26	31,054	28,395,001
4.88%, 04/16/43	33,581	26,445,037
5.13%, 03/25/22	11,308	11,322,135
5.13%, 02/17/28	21,765	19,901,372
5.75%, 03/22/24	27,903	27,589,091
5.75%, 05/11/47	37,798	31,951,122
6.00%, 03/25/27	33,822	32,817,909
6.00%, 01/14/41	31,310	27,523,447
6.13%, 10/24/28	23,328	22,540,680
6.25%, 09/26/22	24,681	25,151,482
6.35%, 08/10/24	10,100	10,195,647
6.63%, 02/17/45	30,548	28,676,935
6.75%, 05/30/40	19,569	18,755,663
6.88%, 03/17/36	30,148	29,545,040
7.25%, 12/23/23	21,619	22,733,730
7.25%, 03/05/38	9,972	10,140,278
7.38%, 02/05/25	35,773	37,729,336
7.63%, 04/26/29	31,667	33,299,830
8.00%, 02/14/34	17,353	18,784,622
11.88%, 01/15/30	15,717	21,355,474

		555,434,083

Ukraine — 2.7%
Ukraine Government International Bond
7.38%, 09/25/32(b)	82,289	83,651,912
7.75%, 09/01/21(b)	36,783	38,511,801
7.75%, 09/01/22(b)	40,657	43,116,748
7.75%, 09/01/23(b)	36,663	39,192,747
7.75%, 09/01/24(b)	36,941	39,434,517
7.75%, 09/01/25(b)	36,284	38,388,472
7.75%, 09/01/26(b)	36,888	38,916,840
7.75%, 09/01/27(b)	37,136	39,248,110
9.75%, 11/01/28(b)	44,402	51,811,584

		412,272,731

United Arab Emirates — 1.9%
Abu Dhabi Government International Bond
2.50%, 10/11/22(b)	53,960	54,256,780
3.13%, 05/03/26(b)	42,650	44,249,375
3.13%, 10/11/27(b)	66,913	69,422,237
4.13%, 10/11/47(b)	54,680	60,489,750
RAK Capital, 3.09%, 03/31/25(b)	19,200	19,224,000
Sharjah Sukuk Program Ltd.
3.85%, 04/03/26(b)	13,400	13,973,688
4.23%, 03/14/28(b)	24,491	25,899,232

		287,515,062

Uruguay — 2.4%
Uruguay Government International Bond
4.38%, 10/27/27	54,753	59,714,629
4.38%, 01/23/31 (Call 10/23/30)	36,050	39,418,861
4.50%, 08/14/24	33,678	36,225,076
4.98%, 04/20/55	52,914	59,660,519

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay (continued)
5.10%, 06/18/50	$113,093	$129,526,472
7.63%, 03/21/36	30,140	43,712,645

		368,258,202

Venezuela — 0.2%
Venezuela Government International Bond
6.00%, 12/09/20(b)(g)	11,204	1,568,560
7.00%, 03/31/38(b)(g)	9,327	1,305,780
7.65%, 04/21/25(b)(g)(i)	21,100	2,954,000
8.25%, 10/13/24(b)(g)	19,770	2,767,772
9.00%, 05/07/23(b)(g)	18,124	2,537,346
9.25%, 09/15/27(g)	52,980	7,417,200
9.25%, 05/07/28(b)(g)	18,699	2,617,846
9.38%, 01/13/34(g)	18,430	2,580,200
11.75%, 10/21/26(b)(g)(i)	31,102	4,354,308
11.95%, 08/05/31(b)(g)(i)	35,710	4,999,484
12.75%, 08/23/22(b)(g)(i)	32,540	4,555,600

		37,658,096

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	28,856	31,364,019

Zambia — 0.3%
Zambia Government International Bond
8.50%, 04/14/24(b)	29,340	21,124,800
8.97%, 07/30/27(b)	35,948	25,860,093

		46,984,893

Total Foreign Government Obligations — 85.0% (Cost: $12,809,869,241)		12,974,612,547

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(j)(k)	80,371	$80,371,000

Total Short-Term Investments — 0.5% (Cost: $80,371,000)		80,371,000

Total Investments in Securities — 98.9% (Cost: $14,936,128,429)		15,100,884,124

Other Assets, Less Liabilities — 1.1%		169,516,369

Net Assets — 100.0%		$15,270,400,493

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Perpetual security with no stated maturity date.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019,for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	62,171	18,200	80,371	$80,371,000	$1,263,947	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$2,045,900,577	$—	$2,045,900,577
Foreign Government Obligations	—	12,957,749,155	16,863,392	12,974,612,547
Money Market Funds	80,371,000	—	—	80,371,000

	$80,371,000	$15,003,649,732	$16,863,392	$15,100,884,124

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate